Victory Portfolios III

15935 La Cantera Parkway

San Antonio, Texas 78256

July 6, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios III

File Nos. 33-65572; 811-7852

Ladies and Gentlemen:

On behalf of Victory Portfolios III (the “Registrant”) with respect to each of the series portfolios of the Registrant with fiscal year-end February 28, 2026 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectus and statement of additional information for Victory Growth and Tax Strategy Fund, Victory Precious Metals and Minerals Fund, Victory Emerging Markets Fund, Victory Treasury Money Market Trust, Victory International Fund, Victory World Equity Fund, Victory Government Securities Fund, Victory Cornerstone Conservative Fund, Victory Cornerstone Moderately Conservative Fund, Victory Cornerstone Moderate Fund, Victory Cornerstone Moderately Aggressive Fund, Victory Cornerstone Aggressive Fund, Victory Cornerstone Equity Fund, Victory Global Equity Income Fund, Victory Target Managed Allocation Fund, Victory Tax Exempt Long-Term Fund, Victory Tax Exempt Intermediate-Term Fund, Victory Tax Exempt Short-Term Fund, Victory Tax Exempt Money Market Fund, Victory California Bond Fund, Victory New York Bond Fund and Victory Virginia Bond Fund, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 205 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 26, 2026, accession number 0001193125-26- 285494.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios III

By: /s/ Thomas Reyes Thomas Reyes Assistant Secretary

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